Financial instruments - Analysis of Financial Instruments Measured at Fair Value (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Beginning balance	£ 498.3
Payments due to vendors (earnout agreements) (note 18)	(166.6)	£ (253.8)	£ (371.5)	£ (414.7)
Ending balance	398.0
At Fair Value [member] | Level 1 [member] | Held at fair value through other comprehensive income [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Ending balance	28.4
At Fair Value [member] | Level 2 [member] | Derivatives in designated hedge relationships [member] | Derivatives Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(0.6)
At Fair Value [member] | Level 2 [member] | Held at fair value through profit or loss [member] | Derivatives Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(2.7)
At Fair Value [member] | Level 2 [member] | Held at fair value through profit or loss [member] | Derivatives Assets [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0.6
At Fair Value [member] | Level 3 [member] | Held for trading [member] | Liabilities in Respect of Put Options [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(226.8)
Losses recognised in other comprehensive income	26.0
Exchange adjustments	(1.3)
Additions	(1.5)
Settlements	7.2
Ending balance	(167.5)
At Fair Value [member] | Level 3 [member] | Equity investments [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	456.1
Gains recognised in the income statement	1.7
Losses recognised in other comprehensive income	(88.7)
Additions	3.0
Disposals	(2.5)
Ending balance	369.6
At Fair Value [member] | Level 3 [member] | Held at fair value through profit or loss [member] | Trade And Other Payables To Trade Suppliers [member]
Disclosure of detailed information about financial instruments [line items]
Payments due to vendors (earnout agreements) (note 18)	(166.6)
At Fair Value [member] | Level 3 [member] | Held at fair value through profit or loss [member] | Liabilities in Respect of Put Options [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities in respect of put options	(167.5)
At Fair Value [member] | Level 3 [member] | Held at fair value through profit or loss [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	258.7
At Fair Value [member] | Level 3 [member] | Held at fair value through other comprehensive income [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Ending balance	£ 110.9